INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	The significant components of deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2021	2020
Deferred Tax Assets:
Net operating losses	$24,655	$11,566
Tax credit carryforward	292	47
Non-qualifying stock options	1,143	—
Other	1,231	837
Deferred tax assets	27,321	12,450
Valuation allowance	(27,321)	(12,450)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of Provision for Income Taxes
The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate as follows:

	Years Ended December 31,
	2021	2020
Tax computed at federal statutory rate	21.0%	21.0%
State tax, net of federal tax benefit	0.6	3.0
Stock compensation	(0.1)	(0.2)
Transaction costs related to the Business Combination	(0.2)	—
Warrant liabilities revaluation	(1.7)	(8.9)
Derivative liabilities revaluation	(9.8)	—
Earnout shares liabilities revaluation	(6.8)	—
R&D tax credits	—	0.1
Other	0.1	—
Valuation allowance	(3.1)	(15.0)
Income tax expense (benefit)	—%	—%

Schedule of Uncertain Tax Positions
The changes in the Company's uncertain tax positions are summarized as follows (in thousands):

Balance as of December 31, 2019	$12
Additions in 2020	35
Balance as of December 31, 2020	$47
Additions in 2021	245
Balance as of December 31, 2021	$292